UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 8.5%
Hotels Restaurants & Leisure 0.4%
McDonald's Corp.	163,900	7,165,708
Multiline Retail 2.9%
Federated Department Stores, Inc.	804,600	35,933,436
Target Corp.	283,500	17,443,755

		53,377,191

Specialty Retail 5.2%
Best Buy Co., Inc.	472,700	21,966,369
Lowe's Companies, Inc.	674,500	21,961,720
Staples, Inc.	1,317,400	34,278,748
TJX Companies, Inc.	556,300	15,298,250

		93,505,087
Consumer Staples 4.6%
Food & Staples Retailing 0.4%
CVS Corp.	228,200	7,167,762
Food Products 1.8%
General Mills, Inc.	589,675	33,234,083
Household Products 1.6%
Colgate-Palmolive Co.	421,400	28,385,504
Tobacco 0.8%
Altria Group, Inc.	177,700	14,976,556
Energy 12.8%
Energy Equipment & Services 3.6%
Baker Hughes, Inc.	321,500	20,932,865
ENSCO International, Inc.	351,500	17,613,665
Schlumberger Ltd.	419,400	26,338,320

		64,884,850
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	322,000	12,954,060
Chevron Corp.	259,300	17,790,573
ConocoPhillips	277,000	18,121,340
Devon Energy Corp.	409,100	26,881,961
ExxonMobil Corp.	656,630	47,067,238
Noble Energy	524,000	30,166,680
Suncor Energy, Inc.	218,500	15,541,905

		168,523,757
Financials 27.9%
Capital Markets 4.0%
Lehman Brothers Holdings, Inc.	407,500	29,869,750
Morgan Stanley	347,000	25,997,240
The Goldman Sachs Group, Inc.	87,300	17,599,680

		73,466,670
Commercial Banks 7.9%
National City Corp.	875,600	33,141,460
US Bancorp.	983,600	35,075,176
Wachovia Corp.	1,034,700	57,291,339
Wells Fargo & Co.	526,800	18,279,960

		143,787,935
Diversified Financial Services 8.9%
Bank of America Corp.	1,050,820	53,455,214
Citigroup, Inc.	1,177,830	59,362,632
JPMorgan Chase & Co.	983,360	48,577,984

		161,395,830
Insurance 5.9%
Aflac, Inc. (a)	470,500	22,207,600
American International Group, Inc.	551,200	36,985,520
Genworth Financial, Inc. "A"	513,400	18,158,958

Hartford Financial Services Group, Inc.	324,100	30,646,896

		107,998,974
Thrifts & Mortgage Finance 1.2%
Washington Mutual, Inc.	522,800	22,522,224
Health Care 9.4%
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	827,400	41,378,274
Health Care Providers & Services 1.6%
WellPoint, Inc.*	368,500	29,255,215
Pharmaceuticals 5.6%
Abbott Laboratories	519,600	28,380,552
Johnson & Johnson	319,100	20,119,255
Pfizer, Inc.	1,233,600	30,790,656
Wyeth	455,400	22,278,168

		101,568,631
Industrials 12.2%
Aerospace & Defense 5.1%
Honeywell International, Inc.	520,400	24,167,376
L-3 Communications Holdings, Inc.	307,200	26,757,120
Raytheon Co.	172,000	9,210,600
United Technologies Corp.	493,400	32,381,842

		92,516,938
Industrial Conglomerates 2.0%
General Electric Co.	1,051,900	36,732,348
Machinery 3.5%
Illinois Tool Works, Inc.	627,500	32,441,750
Ingersoll-Rand Co., Ltd. "A"	704,500	30,511,895

		62,953,645
Road & Rail 1.6%
Burlington Northern Santa Fe Corp.	370,000	29,300,300
Information Technology 7.8%
Communications Equipment 3.8%
Cisco Systems, Inc.*	717,600	18,614,544
Harris Corp. (a)	556,700	27,322,836
Nokia Oyj (ADR)	1,068,500	23,325,355

		69,262,735
Computers & Peripherals 1.1%
Hewlett-Packard Co.	502,663	19,794,869
Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	1,062,000	19,721,340
Intel Corp.	227,800	4,521,830
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,002,700	11,129,970

		35,373,140
Software 1.0%
Symantec Corp.*	1,044,600	17,862,660
Materials 6.3%
Chemicals 3.7%
Air Products & Chemicals, Inc.	197,800	14,799,396
Dow Chemical Co.	702,600	30,773,880

E.I. du Pont de Nemours & Co. (a)	450,400	22,857,800

		68,431,076
Containers & Packaging 1.4%
Sonoco Products Co.	678,800	25,129,176
Metals & Mining 1.2%
Alcoa, Inc.	293,500	9,805,835
Goldcorp, Inc.	457,300	12,260,213

		22,066,048
Telecommunication Services 5.1%
Diversified Telecommunication Services
AT&T, Inc.	1,249,100	45,966,880
Verizon Communications, Inc.	1,260,500	47,180,515

		93,147,395
Utilities 4.5%
Electric Utilities 2.8%
Duke Energy Corp.	1,199,800	23,624,062
FPL Group, Inc. (a)	468,500	27,674,295

		51,298,357
Independent Power Producers & Energy Traders 0.7%
TXU Corp.	200,600	13,269,690
Multi-Utilities 1.0%
Dominion Resources, Inc.	198,000	16,934,940

Total Common Stocks (Cost $1,470,367,514)		1,806,667,568
Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $41,297,330)	41,297,330	41,297,330
Cash Equivalents 1.0%
Cash Management QP Trust, 5.31% (d) (Cost $17,608,624)	17,608,624	17,608,624
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,529,273,468)	102.4	1,865,573,522
Other Assets and Liabilities, Net	(2.4)	(43,715,803)

Net Assets	100.0	1,821,857,719

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2007 amounted to $40,151,635 which is 2.2% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007